Note 6 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation, Total	$ 4,250,000	$ 3,984,000	$ 3,602,000
Construction and Repairs of Buildings [Member] | Director [Member]
Related Party Transaction, Amounts of Transaction	$ 571,000	$ 2,207,000	$ 2,633,000